Exhibit 99.1

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	40
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 11, 2012
Closing Date:	March 7, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:		$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%		March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%		June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%		March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%		December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%		February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%		June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%		May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$47,116,527.66	0.2821687	$33,989,365.83	0.2035535	$13,127,161.83
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$140,596,527.66	0.1038026	$127,469,365.83	0.0941108	$13,127,161.83

Weighted Avg. Coupon (WAC)	5.09%		5.12%
Weighted Avg. Remaining Maturity (WARM)	21.82		21.08
Pool Receivables Balance	$170,133,586.23		$156,773,718.99
Remaining Number of Receivables	26,397		24,933

Adjusted Pool Balance	$167,890,490.34		$154,763,328.51

III. COLLECTIONS

Principal:
Principal Collections	$13,158,128.57
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$244,409.86
Total Principal Collections	$13,402,538.43

Interest:
Interest Collections	$714,989.87
Late Fees & Other Charges	$38,892.92
Interest on Repurchase Principal	$-
Total Interest Collections	$753,882.79

Collection Account Interest	$615.02
Reserve Account Interest	$357.97
Servicer Advances	$-

Total Collections	$14,157,394.21

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	40
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$14,157,394.21
Reserve Account Release	$-
Total Available for Distribution	$14,157,394.21

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$141,777.99		$141,777.99	$141,777.99
Collection Account Interest					$615.02
Late Fees & Other Charges					$38,892.92
Total due to Servicer					$181,285.93

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$37,300.58		$37,300.58

Total Class A interest:		$37,300.58		$37,300.58	$37,300.58

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$13,775,162.78

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$13,127,161.83

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$13,127,161.83
Class A Notes Total:	$13,127,161.83	$13,127,161.83
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$13,127,161.83	$13,127,161.83

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			648,000.95

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,243,095.89
Beginning Period Amount	$2,243,095.89
Current Period Amortization	$232,705.41
Ending Period Required Amount	$2,010,390.48
Ending Period Amount	$2,010,390.48
Next Distribution Date Amount	$1,794,454.36

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	40
30/360 Days	30
Actual/360 Days	30

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	16.26%	17.64%	17.64%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.77%	24,376	96.73%	$151,644,253.52
30 - 60 Days	1.84%	460	2.68%	$4,198,191.81
61 - 90 Days	0.34%	85	0.52%	$821,030.51
91 + Days	0.05%	12	0.07%	$110,243.15
		24,933		$156,773,718.99
Total
Delinquent Receivables 61 + days past due	0.39%	97	0.59%	$931,273.66
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.38%	100	0.53%	$893,409.77
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.36%	98	0.55%	$1,013,030.65
Three-Month Average Delinquency Ratio	0.37%		0.56%

Repossession in Current Period		19		$206,694.38
Repossession Inventory		44		$97,375.35

Charge-Offs
Gross Principal of Charge-Off for Current Period				$201,738.67
Recoveries				$(244,409.86)
Net Charge-offs for Current Period				$(42,671.19)

Beginning Pool Balance for Current Period				$170,133,586.23

Net Loss Ratio				-0.30%
Net Loss Ratio for 1st Preceding Collection Period				-0.27%
Net Loss Ratio for 2nd Preceding Collection Period				-0.80%
Three-Month Average Net Loss Ratio for Current Period				-0.46%

Cumulative Net Losses for All Periods				$9,841,460.82
Cumulative Net Losses as a % of Initial Pool Balance				0.70%

Principal Balance of Extensions				$991,934.33
Number of Extensions				98